INVENTORIES, NET - Write downs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES, NET
Provision for excess and obsolete inventories	¥ 51,672	¥ 39,551	¥ 51,336